Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 410,425	$ 332,329
Restricted cash	119	72
Inventory	5,091	5,260
Other current assets	26,640	16,327
Total current assets	443,061	354,048
Non-current assets
Derivative instruments and hedges	48,829	55,515
Vessels and equipment, net	2,217,301	2,269,946
Other fixed assets	2	3
Total non-current assets	2,266,132	2,325,464
Total Assets	2,709,193	2,679,512
Current liabilities
Current portion of long-term debt	103,870	95,507
Accounts payable	3,508	1,794
Other current liabilities	45,505	55,569
Total current liabilities	153,267	153,198
Non-current liabilities
Long-term debt	1,708,273	1,619,224
Total non-current liabilities	1,708,273	1,619,224
Total liabilities	1,861,540	1,772,422
Equity
Share capital (2023: 54,520,325 shares issued (2022: 54,520,325), par value $0.10 per share)	5,452	5,452
Treasury shares at cost (2023: 784,007 shares (2022: 838,185))	(7,560)	(8,082)
Additional paid in capital	1,204,634	1,203,407
Accumulated deficit	(354,873)	(293,687)
Total equity	847,653	907,090
Total Liabilities and Equity	2,709,193	2,679,512
Related party
Current assets
Receivables due from related parties	786	60
Current liabilities
Payables due to related parties	$ 384	$ 328